Consolidated statements of operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue:
Subscriber fees	$ 68,819	$ 63,597	$ 57,153
Advertising	217,656	213,770	222,967
Advertising by Hallmark Cards	496	775	429
Other revenue	301	1,422	1,245
Total revenue, net	287,272	279,564	281,794
Programming costs
Hallmark Cards affiliates	1,928	1,235	798
Non-affiliates	123,321	126,293	139,900
Amortization of film assets			(745)
Impairment of film assets			176
Amortization of capital lease	1,158	1,158	1,158
Contract termination expense	103	4,718
Other costs of services	10,668	14,175	12,492
Total cost of services	137,178	147,579	153,779
Selling, general and administrative expense (exclusive of depreciation and amortization expense shown separately below)	50,324	47,069	46,706
Marketing expense	10,152	6,551	19,603
Depreciation and amortization expense	1,459	1,947	1,932
Gain from sale of film assets	(719)	(682)	(101)
Income from operations before interest, income tax expense and discontinued operations	88,878	77,100	59,875
Interest income	45	481	723
Interest expense	(56,032)	(101,020)	(100,880)
(Loss) income before income tax expense and discontinued operations	32,891	(23,439)	(40,282)
Income tax expense	(8,810)
(Loss) income before discontinued operations	24,081	(23,439)	(40,282)
Gain from sale of discontinued operations, net of tax		847	3,064
Net (loss) income and comprehensive (loss) income	24,081	(22,592)	(37,218)
Income allocable to Preferred Stockholder	(16,297)
Net (loss) income attributable to common stockholders	$ 7,784	$ (22,592)	$ (37,218)
Weighted average number of common shares outstanding, basic and diluted (in shares)	234,676	104,788	104,776
(Loss) income per share before discontinued operations, basic and diluted (in dollars per share)	$ 0.03	$ (0.23)	$ (0.39)
Gain per share from discontinued operations, basic and diluted (in dollars per share)		$ 0.01	$ 0.03
Net (loss) income per share, basic and diluted (in dollars per share)	$ 0.03	$ (0.22)	$ (0.36)